Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Financial Instruments Measured at Fair Value on Recurring Basis

The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	Fair Value Measurements at September 30, 2014 (unaudited)
	Total	Level 1	Level 2	Level 3
Assets
Money market funds	$175,083	$175,083	$–	$–

	Fair Value Measurements at December 31, 2013
	Total	Level 1	Level 2	Level 3
Assets
Money market funds	$12,761	$12,761	$–	$–

Liabilities
Convertible preferred stock warrant liability	$474	$–	$–	$474
Convertible preferred stock call option liability	21	–	–	21

Total liabilities	$495	$–	$–	$495

The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	Fair Value Measurements at December 31, 2013
	Total	Level 1	Level 2	Level 3
Assets
Money market fund	$12,761	$12,761	$–	$–

Liabilities
Convertible preferred stock warrant liability	$474	–	–	$474
Convertible preferred stock call option liability	21	–	–	21

Total liabilities	$495	$–	$–	$495

	Fair Value Measurements at December 31, 2012
	Total	Level 1	Level 2	Level 3
Assets
Money market fund	$110	$110	$–	$–

Liabilities
Convertible preferred stock warrant liability	$433	$–	$–	$433

Summary of Changes in Fair Value of Financial Instruments

The following table sets forth a summary of the changes in the fair value of the Company’s Level III financial instruments as follows (in thousands):

	Convertible preferred stock call option liability	Convertible preferred stock warrant liability
Balance at January 1, 2014	$21	$474
Fair value of call option liability recognized upon issuance of preferred stock	–	–
Change in fair value recorded in other income (expense), net	9,560	2,279
Conversion of preferred stock into common stock and reclassification to permanent equity	(9,581)	(2,753)

Balance at September 30, 2014	$–	$–

	Convertible preferred stock call option liability	Convertible preferred stock warrant liability
Balance at January 1, 2013	$–	$433
Issuance of financial instruments	990	–
Fair value of call option liability recognized upon issuance of preferred stock	(127)	–
Change in fair value recorded in other income (expense), net	(863)	(1)

Balance at September 30, 2013	$–	$432

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial instruments as follows:

	Convertible preferred stock call option liability	Convertible preferred stock warrant liability
Balance at January 1, 2012	$349	$152
Issuance of financial instruments	–	433
Fair value of call option liability recognized upon issuance of preferred stock	(260)	–
Exercise of financial instruments	–	(152)
Change in fair value recorded in other income (expense), net	(89)	–

Balance at December 31, 2012	–	433
Issuance of financial instruments	1,116	–
Fair value of call option liability recognized upon issuance of preferred stock	(126)	–
Change in fair value recorded in other income (expense), net	(969)	41

Balance at December 31, 2013	$21	$474